S-K 1603(c) Fiduciary Duties to Other Companies	Apr. 20, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties, contractual obligations or other current material management relationships:

Individual(1)	Entity(2)	Entity’s Business	Affiliation
Du Jun	Sinohope Technology Holdings Limited (“Sinohope”)	Technology solution services in virtual asset ecosystem, such as asset management, trust and custodian business and cryptocurrency trading	Non-Executive Director
	Vernal Ltd	Investment firm focusing on artificial intelligence and blockchain	Director and CEO
	Dog Tech Ltd	Software development	Director
	Hubble Vision Ltd	Software development	Director
	Vernal Vision Pte Ltd	Software development	Director
	ABCDE Global Pte Ltd	Investment firm focusing on crypto.	Director and CEO
	CanUp Technic LIMITED	Investment Holding	Director
	SINOHOPE ECO PTE. LTD.	Subsidiary of Sinohope	Director
	Sinohope JP Limited	Subsidiary of Sinohope	Director
	Sinohope SG Limited	Subsidiary of Sinohope	Director
	Cynopsis Solutions Ptd. Ltd. “Cynopsis”	Information technology consultancy	Director
	ELVEN GROUP PTE. LTD.	Company secretarial services	Director
	Elven Global Ltd	Company secretarial services	Director
	Vernal Capital Ltd	Investment Holding	Director
	Trustin Ltd	Investment Holding	Director
Yi Binghan	FNGO PTE. LTD.	Information technology and computer service activities	Director
	Cynopsis	Information technology consultancy	Chief Financial Officer
	Cynopsis Solutions UK Limited	Subsidiary of Cynopsis	Director
	Smart Bean Technology Pte. Ltd.	Development of software and applications (except games and cybersecurity)	Director
	Jobase Pte. Ltd.	Information technology consultancy (except cybersecurity)	Director
	L&H EDUCATIONAL CONSULTING PTE. LTD.	Educational support services (excluding online marketplaces)	Director
	Hunan Fuguitang Trading Co., Ltd.	Technical services and internet marketing	Director

Wang Pei	Avenir Group	Investment firm	Managing Partner

Fu Qiang	WinTech Nano-Technology Services Pte. Ltd.	Failure analysis, testing, and research services	Independent Director